Impact of Change in Accounting Policies	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Impact of change in accounting policies
mpact of change in accounting policies
The Company adopted ASC 606 ‘Revenue from Contracts with Customers’, with a date of initial application of January 1, 2018. The revenue recognition accounting policy applied in preparation of the results for the twelve months ended December 31, 2018 therefore reflect application of ASC 606. ICON has elected to adopt the standard using the cumulative effect transition method. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2018), without restatement of comparative amounts. The cumulative effect of initially applying the new standard (to revenue, costs and tax) is recorded as an adjustment to the opening balance of equity at the date of initial application. The comparative information has not been adjusted and therefore continues to be reported under ASC 605 ‘Revenue Recognition’.
The new standard requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation.
The most significant impact of application of the standard relates to our assessment of performance and percentage of completion in respect of our clinical trial service revenue. Prior to application of ASC 606, the revenue attributable to performance was determined based on both input and output methods of measurement. We have concluded that under the new standard, a clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. We have concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research project. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through/ reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured based on an input measure being total project costs (inclusive of third party costs) at each reporting period.
Incremental costs of obtaining a contract were also considered on adoption of ASC 606. Commission costs of $12 million were recognized as an asset on the Consolidated Balance Sheet in respect of those contracts that exceed one year. Where commission costs relate to contracts that are less than one year, the practical expedient is applied as the amortization period of the asset which would arise on deferral would be one year or less.
A deferred tax asset of $6.9 million was recognized in respect of the timing differences arising from cumulative impact of non tax adjustments recorded on adoption of ASC 606. These are expected to reverse in future periods.
The tables on the pages following summarize the impact of adopting ASC 606 on the consolidated financial statements for the twelve months ended December 31, 2018.

ICON plc
CONDENSED CONSOLIDATED BALANCE SHEETS
AS AT DECEMBER 31, 2018

	December 31, 2018
	As reported	Adjustments	Balance without adoption of Topic 606
ASSETS	(in thousands)
Current Assets:
Cash and cash equivalents	$395,851	$—	$395,851
Available for sale investments	59,910	—	59,910
Accounts receivable, net	414,791	—	414,791
Unbilled revenue	362,926	46,642	409,568
Other receivables	40,459	(12,580)	27,879
Prepayments and other current assets	36,801	—	36,801
Income taxes receivable	19,445	—	19,445
Total current assets	1,330,183	34,062	1,364,245
Other Assets:
Property, plant and equipment, net	158,669	—	158,669
Goodwill	756,260	—	756,260
Other non-current assets	14,525	—	14,525
Non-current income taxes receivable	20,023	—	20,023
Non-current deferred tax asset	13,577	(5,680)	7,897
Investments in equity- long term	6,963	—	6,963
Intangible assets	54,055	—	54,055
Total Assets	$2,354,255	$28,382	$2,382,637
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$13,288	$—	$13,288
Payments on account	274,468	59,242	333,710
Other liabilities	317,143	(84,342)	232,801
Income taxes payable	5,724	1,669	7,393
Total current liabilities	610,623	(23,431)	587,192
Other Liabilities:
Non-current bank credit lines and loan facilities	349,264	—	349,264
Non-current other liabilities	13,446	—	13,446
Non-current government grants	877	—	877
Non-current income taxes payable	17,551	—	17,551
Non-current deferred tax liability	8,213	—	8,213
Commitments and contingencies	—	—	—
Total Liabilities	999,974	(23,431)	976,543
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized,
53,971,706 shares issued and outstanding at December 31, 2018 and 54,081,601 shares issued and outstanding at December 31, 2017.	4,658	—	4,658
Additional paid‑in capital	529,642	—	529,642
Other undenominated capital	983	—	983
Accumulated other comprehensive income	(69,328)	—	(69,328)
Retained earnings	888,326	51,813	940,139
Total Shareholders' Equity	1,354,281	51,813	1,406,094
Total Liabilities and Shareholders' Equity	$2,354,255	$28,382	$2,382,637

ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2018

	YTD
	December 31, 2018	December 31, 2018	December 31, 2018
	As reported	Adjustments	Balance without adoption of Topic 606
	(in thousands except share and per share data)
Revenue:
Revenue	$2,595,777	$4,657	$2,600,434
Reimbursable expenses	—	(702,812)	$(702,812)

		(698,155)	1,897,622

Costs and expenses:

Direct costs	1,818,220	(702,812)	1,115,408
Selling, general and administrative expense	325,794	472	326,266
Depreciation and amortization	65,916	—	65,916
Restructuring	12,490	—	12,490

Total costs and expenses	2,222,420	(702,340)	1,520,080

Income from operations	373,357	4,185	377,542
Interest income	4,759	—	4,759
Interest expense	(13,502)	—	(13,502)

Income before income tax expense	364,614	4,185	368,799
Income tax expense (Note 13)	(41,958)	(476)	(42,434)

Net income	$322,656	$3,709	$326,365
ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME

	Shares	Amount	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
	(dollars in thousands, except share data)
Balance at December 31, 2017	54,081,601	4,664	$481,337	912	$(38,713)	$742,800	$1,191,000

Comprehensive income:
Net income	—	—	—	—	—	322,656	322,656
Impact of change in accounting policy	—	—	—	—	—	3,709	3,709
Currency translation adjustment	—	—	—	—	(26,522)	—	(26,522)
Currency impact of long-term funding	—	—	—	—	(4,834)	—	(4,834)
Unrealized capital loss - investments	—	—	—	—	(155)	—	(155)
Actuarial gain on defined benefit pension plan	—	—	—	—	2,855	—	2,855
Amortization of interest rate hedge	—	—	—	—	(923)	—	(923)
Fair value of cash flow hedge	—	—	—	—	(1,036)	—	(1,036)
Total comprehensive income	—	—	—	—	—	—	295,750
Exercise of share options	408,699	29	16,777	—	—	—	16,806
Issue of restricted share units / performance share units	489,568	36	—	—	—	—	36
Share based compensation expense	—	—	31,544	—	—	—	31,544
Share issue costs	—	—	(16)	—	—	—	(16)
Repurchase of ordinary shares	(1,008,162)	(71)	—	71	—	(128,960)	(128,960)
Share repurchase costs	—	—	—	—	—	(66)	(66)
Balance at December 31, 2018	53,971,706	4,658	529,642	983	(69,328)	940,139	1,406,094
There is no impact of adoption of ASC 606 on the CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME. An adjustment to retained earnings as at January 1, 2018 arises on adoption of ASC 606 and this is presented in the primary statement reflecting ASC 606 adoption.

ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2018

	As Reported	Adjustments	Balance without adoption of Topic 606
	(in thousands)
Cash flows from operating activities:
Net income	322,656	3,709	326,365
Adjustments to reconcile net income to net cash
provided by operating activities:
Loss on disposal of property, plant and equipment	70	—	70
Depreciation expense	50,565	—	50,565
Amortization of intangibles	15,351	—	15,351
Amortization of government grants	(47)	—	(47)
Interest on short term investments	(1,329)	—	(1,329)
Realized (gain)/loss on sale of short term investments	(56)	—	(56)
Gain on re-measurement of financial assets	(800)	—	(800)
Amortization of gain on interest rate hedge	(923)	—	(923)
Amortization of financing costs	812	—	812
Stock compensation expense	31,594	—	31,594
Deferred tax expense	1,652	5,680	7,332
Changes in assets and liabilities:		—	—
Increase in accounts receivable	(37,557)	—	(37,557)
Increase in unbilled revenue	(98,510)	1,462	(97,048)
Decrease in other receivables	3,107	12,580	15,687
Increase in prepayments and other current assets	(3,237)	—	(3,237)
Decrease in other non-current assets	856	—	856
Decrease in payments on account	(6,253)	59,242	52,989
Increase in other current liabilities	2,009	(84,342)	(82,333)
Decrease in other non-current liabilities	(1,034)	—	(1,034)
Decrease in income taxes payable	(5,220)	1,669	(3,551)
Decrease in accounts payable	(5,067)	—	(5,067)
Net cash provided by operating activities	268,639	—	268,639
Cash flows from investing activities:		—	—
Purchase of property, plant and equipment	(48,397)	—	(48,397)
Purchase of subsidiary undertakings	(1,645)	—	(1,645)
Sale of available for sale investments	99,865	—	99,865
Purchase of available for sale investments	(80,956)	—	(80,956)
Purchase of investments in equity - long term	(6,163)	—	(6,163)
Net cash used in investing activities	(37,296)	—	(37,296)
Cash flows from financing activities:
Financing costs	(823)	—	(823)
Proceeds from the exercise of equity compensation	16,842	—	16,842
Share issue costs	(16)	—	(16)
Repurchase of ordinary shares	(128,960)	—	(128,960)
Share repurchase costs	(66)	—	(66)
Net cash used in financing activities	(113,023)	—	(113,023)
Effect of exchange rate movements on cash	(5,328)	—	(5,328)
Net increase in cash and cash equivalents	112,992	—	112,992
Cash and cash equivalents at beginning of year	282,859	—	282,859
Cash and cash equivalents at end of year	$395,851	$—	$395,851